Provisions - Summary of Oil and Gas Pricing (Detail)	12 Months Ended
Dec. 31, 2022 $ / MMBTU $ / bbl
TTF (US$/MMBtu) [member] | 2022 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	47.9
TTF (US$/MMBtu) [member] | 2023 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	36.4
TTF (US$/MMBtu) [member] | 2024 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	22.3
TTF (US$/MMBtu) [member] | 2025 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	8.8
TTF (US$/MMBtu) [member] | 2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	9
Brent (US$/bbl) [member] | 2022 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	87
Brent (US$/bbl) [member] | 2023 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	78
Brent (US$/bbl) [member] | 2024 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	74
Brent (US$/bbl) [member] | 2025 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	76
Brent (US$/bbl) [member] | 2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price | $ / bbl	77
HH (US$/MMBtu) [member] | 2022 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	6.1
HH (US$/MMBtu) [member] | 2023 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	4.7
HH (US$/MMBtu) [member] | 2024 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	4
HH (US$/MMBtu) [member] | 2025 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	4.1
HH (US$/MMBtu) [member] | 2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Oil and gas sale price	4.2